Note 25 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount
January 1, 2023	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 12.1.1)	24,389	351
- equity raise	1,207,514	15,569
- Bilboes Gold Limited acquisition	5,123,044	65,677
December 31, 2023	19,188,073	165,068
Shares issued:
- share-based payment - employees (note 12.1.1)	6,787	83
- share-based payment - employees (note 12.2.2)	14,694	220
- options exercised (note 12.2.3)	5,000	37
December 31, 2024	19,214,554	165,408